T. ROWE PRICE Large-Cap Growth Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.8%
COMMUNICATION SERVICES 19.6%
Entertainment 2.7%
Live Nation Entertainment (1) 1,085,879 127,743
Netflix (1) 638,826 239,298
Spotify Technology (1) 1,224,564 184,933
551,974
Interactive Media & Services 16.9%
Alphabet, Class A (1) 634,676 1,765,256
Alphabet, Class C (1) 233,477 652,099
IAC/InterActiveCorp (1) 820,918 82,322
Match Group (1) 1,352,375 147,057
Meta Platforms, Class A (1) 3,002,634 667,666
Snap, Class A (1) 5,802,379 208,827
3,523,227
Total Communication Services 4,075,201
CONSUMER DISCRETIONARY 20.3%
Automobiles 3.8%
Rivian Automotive, Acquisition Date: 12/23/19 - 1/19/21,
Cost $205,998 (1)(2) 12,808,189 611,309
Rivian Automotive, Class A (1) 970,363 48,751
Tesla (1) 117,500 126,618
786,678
Hotels, Restaurants & Leisure 1.9%
Booking Holdings (1) 92,302 216,767
Chipotle Mexican Grill (1) 108,190 171,160
387,927
Internet & Direct Marketing Retail 10.0%
Amazon.com (1) 602,064 1,962,698
Coupang (1) 3,171,593 56,074
DoorDash, Class A (1) 490,246 57,452
2,076,224
Leisure Products 0.6%
Peloton Interactive, Class A (1) 4,519,257 119,399
119,399
Multiline Retail 1.1%
Dollar General  1,011,388 225,165
225,165
Specialty Retail 1.7%
Carvana (1) 731,343 87,242

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  3,056,640 276,504
363,746
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica (1) 380,491 138,967
NIKE, Class B  762,831 102,646
241,613
Total Consumer Discretionary 4,200,752
FINANCIALS 0.1%
Capital Markets 0.1%
MarketAxess Holdings  85,926 29,232
Total Financials 29,232
HEALTH CARE 13.5%
Biotechnology 0.9%
Vertex Pharmaceuticals (1) 722,525 188,557
188,557
Health Care Equipment & Supplies 5.2%
Becton Dickinson & Company  559,379 148,795
Embecta (1) 110,120 3,670
Insulet (1) 467,200 124,458
Intuitive Surgical (1) 1,292,062 389,789
Stryker  1,573,113 420,572
1,087,284
Health Care Providers & Services 6.5%
Cigna  2,034,865 487,574
HCA Healthcare  232,024 58,150
Humana  421,855 183,578
UnitedHealth Group  1,243,159 633,974
1,363,276
Life Sciences Tools & Services 0.9%
Avantor (1) 5,423,021 183,407
183,407
Total Health Care 2,822,524
INDUSTRIALS & BUSINESS SERVICES 1.0%
Commercial Services & Supplies 0.1%
Aurora Innovation (1) 745,806 4,169
Aurora Innovation, Acquisition Date: 3/1/19, Cost $14,738 (1)(2) 3,462,448 18,387
22,556

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery 0.9%
Ingersoll Rand  3,703,703 186,482
186,482
Total Industrials & Business Services 209,038
INFORMATION TECHNOLOGY 43.3%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(2)(3) 46,476 892
892
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A  3,157,217 237,896
237,896
IT Services 9.2%
Affirm Holdings (1) 1,025,508 47,461
Block, Class A (1) 438,800 59,501
Fiserv (1) 3,994,181 405,010
Global Payments  2,457,112 336,231
Mastercard, Class A  764,691 273,285
MongoDB (1) 460,587 204,312
PayPal Holdings (1) 868,810 100,478
Snowflake, Class A (1) 262,149 60,066
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(2)(3) 696,358 28,600
Visa, Class A  1,862,742 413,100
1,928,044
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices (1) 1,393,445 152,359
ASML Holding  506,261 338,147
NVIDIA  1,550,000 422,933
913,439
Software 22.1%
Atlassian, Class A (1) 571,300 167,865
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)(2)
(3) 20,080 27,409
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(2)(3) 25,851 9,559
Fortinet (1) 875,763 299,283
HashiCorp, Class A (1) 185,502 10,017
Intuit  1,381,920 664,482
Microsoft  7,538,648 2,324,241
Salesforce (1) 1,880,048 399,172
SentinelOne, Class A (1) 2,241,265 86,827
ServiceNow (1) 549,194 305,841

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(2)(3) 321,182 5,161
Synopsys (1) 639,084 212,987
Trade Desk, Class A (1) 1,043,000 72,228
UiPath, Class A (1) 1,316,514 28,424
4,613,496
Technology Hardware, Storage & Peripherals 6.5%
Apple  7,809,157 1,363,557
1,363,557
Total Information Technology 9,057,324
Total Common Stocks (Cost $9,638,946) 20,394,071
CONVERTIBLE PREFERRED STOCKS 1.3%
INDUSTRIALS & BUSINESS SERVICES 0.2%
Aerospace & Defense 0.2%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $38,324 (1)(2)(3) 563,615 38,324
Total Industrials & Business Services 38,324
INFORMATION TECHNOLOGY 1.0%
Software 1.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,322 (1)(2)(3) 1,362 1,859
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(2)(3) 324 442
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(2)(3) 33 45
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(2)(3) 1 1
Celonis, Series D, Acquisition Date: 6/17/21 - 11/18/21,
Cost $35,731 (1)(2)(3) 96,626 35,731
Databricks, Series H, Acquisition Date: 8/31/21, Cost $22,390 (1)
(2)(3) 101,562 16,847
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(2)(3) 2,118,369 44,159
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(2)(3) 535,481 11,163
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(2)(3) 401,388 22,771
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(2)(3) 544,536 30,892
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)(2)
(3) 390,346 6,272
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(2)(3) 320,373 5,148
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(2)(3) 5,796 93

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)(2)
(3) 742,561 11,932
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)(2)
(3) 188,785 17,316
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,296 (1)(2)
(3) 14,135 1,296
Total Information Technology 205,967
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(2)(3) 492,252 25,671
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)(2)
(3) 410,238 12,787
Total Materials 38,458
Total Convertible Preferred Stocks (Cost $278,473) 282,749
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.29% (4)(5) 119,761,834 119,762
Total Short-Term Investments (Cost $119,762) 119,762
Total Investments in Securities 99.7%
(Cost $10,037,181) $ 20,796,582
Other Assets Less Liabilities 0.3% 54,118
Net Assets 100.0% $ 20,850,700
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $984,066 and represents 4.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ 51 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 185,138 ¤ ¤ $ 119,762 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $51 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $119,762.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Growth Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Large-Cap Growth Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(38,440,000) for the period ended
March 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,692,754 $ 629,696 $ 71,621 $ 20,394,071
Convertible Preferred Stocks — — 282,749 282,749
Short-Term Investments 119,762 — — 119,762
Total $ 19,812,516 $ 629,696 $ 354,370 $ 20,796,582
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 94,852 $ (23,231) $ 71,621
Convertible Preferred Stocks 297,960 (15,211) 282,749
Total $ 392,812 $ (38,442) $ 354,370

T. ROWE PRICE Large-Cap Growth Fund

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F1232-054Q1 03/22